HIGHLAND RESTORATION
                               OPPORTUNITIES FUND

                                QUARTERLY REPORT
                                 MARCH 31, 2007

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                         RESTORATION OPPORTUNITIES FUND


                                TABLE OF CONTENTS


   Fund Profile...........................................................    2
   Financial Statements ..................................................    3
      Investment Portfolio ...............................................    4
      Statement of Assets and Liabilities ................................    6
      Statement of Operations ............................................    7
      Statements of Changes in Net Assets ................................    8
      Statement of Cash Flows ............................................    9
      Financial Highlights ...............................................   10
      Notes to Financial Statements ......................................   11
   Important Information About This Report ...............................   18


                Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE
--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND

---------------------------------------------------------
 Objective
---------------------------------------------------------
      The Restoration Opportunities Fund (the "Fund") seeks to achieve high total returns while minimizing losses.

---------------------------------------------------------
 Total Net Assets of Common Shares as of March 31,, 2007
---------------------------------------------------------
      $77.2 million

---------------------------------------------------------
 Portfolio Data as of March 31,, 2007
---------------------------------------------------------
      The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

-----------------------------------------------
  QUALITY BREAKDOWN AS OF 3/31/07 (%)*
-----------------------------------------------
  B                                        1.4
-----------------------------------------------
  Ca                                      35.5
-----------------------------------------------
  Caa                                     54.6
-----------------------------------------------
  NR                                       8.5
-----------------------------------------------


-----------------------------------------------
  TOP 5 SECTORS AS OF 3/31/07 (%)*
-----------------------------------------------
  Telecommunications/Cellular             18.4
-----------------------------------------------
  Building Materials                      15.1
-----------------------------------------------
  Environmental Services                  12.7
-----------------------------------------------
  Utilities                                8.5
-----------------------------------------------
  Healthcare - Alternate Site Services     8.1
-----------------------------------------------


-----------------------------------------------------------------------------
  TOP 10 HOLDINGS AS OF 3/31/07 (%)*
-----------------------------------------------------------------------------
  SunCom Wireless Holdings, Inc.                                       15.3
-----------------------------------------------------------------------------
  Safety-Kleen Systems, Inc.                                           12.7
-----------------------------------------------------------------------------
  Trussway Industries, Inc.                                             8.9
-----------------------------------------------------------------------------
  Trussway Industries, Inc.                                             6.0
-----------------------------------------------------------------------------
  Mirant Corp.                                                          5.2
-----------------------------------------------------------------------------
  Select Medical Corp.                                                  4.8
-----------------------------------------------------------------------------
  Swift & Co., PIK Holdco Notes                                         4.4
-----------------------------------------------------------------------------
  Rotech Healthcare, Inc.                                               3.4
-----------------------------------------------------------------------------
  Chiquita Brands International, Inc.                                   2.8
-----------------------------------------------------------------------------
  CCH I LLC                                                             2.7
-----------------------------------------------------------------------------

* Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to Common Shareholders.


2 |

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
MARCH 31, 2007                                    RESTORATION OPPORTUNITIES FUND


                        A GUIDE TO UNDERSTANDING THE FUND'S FINANCIAL STATEMENTS


INVESTMENT PORTFOLIO

The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.



STATEMENT OF ASSETS AND LIABILITIES

This statement details the Fund's assets, liabilities, net assets and Class Z Common Share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The net asset value for Class Z Common Share s is calculated by dividing net assets for that class by the number of common shares outstanding in that class as of the last day of the reporting period.



STATEMENT OF OPERATIONS

This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to preferred shareholders. The total of these results represents the Fund's net increase or decrease in net assets from operations applicable to common shareholders.



STATEMENTS OF CHANGES IN NET ASSETS

These statements detail how the Fund's net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of common shares outstanding.



STATEMENT OF CASH FLOWS

This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.



FINANCIAL HIGHLIGHTS

The Financial Highlights demonstrate how the Fund's net asset value per common share was affected by the Fund's operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).



NOTES TO FINANCIAL STATEMENTS

These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.


                                                                             | 3

INVESTMENT PORTFOLIO (UNAUDITED)

MARCH 31, 2007                                    RESTORATION OPPORTUNITIES FUND


 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

SENIOR LOANS (A) - 11.0%

CABLE - US CABLE - 2.3%
 1,536,687     Knology, Inc.
                 Second Lien Term Loan,
                 15.35%, 06/29/11                 1,759,507
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 2.5%
 2,000,000     LifeCare Holdings (Rainier
                 Acquisition Corp.)
                 Term Loan, 7.60%, 08/11/12       1,957,500
                                            ---------------
HOUSING - BUILDING MATERIALS - 6.0%
 4,611,727     Trussway Industries, Inc.
                 Term Loan, 8.85%, 05/31/09
                 (b) (c)                          4,611,727
                                            ---------------
TRANSPORTATION - AUTO - 0.2%
               Penda Corp.
   131,341       Revolver, 05/03/10 (d) (e)         131,341
   457,405       Term Loan, 05/03/10 (d)             45,740
                                            ---------------
                                                    177,081
                                            ---------------

               Total Senior Loans
                 (Cost $8,845,029)                8,505,815
                                            ---------------
CORPORATE NOTES AND BONDS - 49.5%

BROADCASTING - 1.3%
 1,000,000     Young Broadcasting, Inc.
                 10.00%, 03/01/11                   990,000
                                            ---------------
CABLE - US CABLE - 2.7%
 2,000,000     CCH I LLC
                 11.00%, 10/01/15                 2,085,000
                                            ---------------
FOOD AND DRUG - 1.3%
   882,583     Cinacalcet Royalty Sub LLC
                 8.00%, 03/30/17                    997,319
                                            ---------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 7.2%
 2,400,000     Chiquita Brands International, Inc.
                 7.50%, 11/01/14                  2,163,000
 3,538,586     Swift & Co., PIK Holdco Notes
                 8.00%, 03/19/10                  3,361,656
                                            ---------------
                                                  5,524,656
                                            ---------------
FOOD/TOBACCO - RESTAURANTS - 0.8%
   750,000     Uno Restaurant Corp.
                 10.00%, 02/15/11 (f)               648,750
                                            ---------------
HEALTHCARE - ACUTE CARE - 2.2%
               HCA, Inc.
 1,500,000       6.50%, 02/15/16                  1,276,875
   500,000       7.50%, 11/15/45                    398,804
                                            ---------------
                                                  1,675,679
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 5.5%
               Select Medical Corp.
   600,000       7.63%, 02/01/15                    543,000

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

CORPORATE NOTES AND BONDS (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
               Select Medical Corp. (continued)
 3,875,000       11.08%, 09/15/15 (g)             3,739,375
                                            ---------------
                                                  4,282,375
                                            ---------------
HEALTHCARE - MEDICAL PRODUCTS - 4.3%
   750,000     Medquest, Inc., Series B
                 11.88%, 08/15/12                   686,250
 2,625,000     Rotech Healthcare, Inc.
                 9.50%, 04/01/12                  2,611,875
                                            ---------------
                                                  3,298,125
                                            ---------------
TELECOMMUNICATIONS/CELLULAR - 18.4%
 1,250,000     Grande Communications
                 Holdings, Inc.
                 14.00%, 04/01/11                 1,356,250
               SunCom Wireless Holdings, Inc.
 1,000,000       8.50%, 06/01/13                  1,035,000
11,500,000       8.75%, 11/15/11                 11,845,000
                                            ---------------
                                                 14,236,250
                                            ---------------
TRANSPORTATION - AUTO - 3.5%
   500,000     American Tire Distributors
                 Holdings, Inc.
                 11.61%, 04/01/12 (g)               502,500
   500,000     Federal-Mogul Corp.
                 07/01/10 (d)                       445,000
 2,000,000     Motor Coach Industries
                 International, Inc.
                 11.25%, 05/01/09                 1,720,000
                                            ---------------
                                                  2,667,500
                                            ---------------
UTILITIES - 2.3%
 5,000,000     Enron Corp.
                 11/15/07 (d) (h)                 1,793,750
                                            ---------------

               Total Corporate Notes and
                 Bonds
                 (Cost $32,845,779)              38,199,404
                                            ---------------

     SHARES
    ---------

COMMON STOCKS - 33.3%

BROADCASTING - 2.1%
   153,279     GrayTelevision, Inc.               1,597,167
                                            ---------------
ENERGY - EXPLORATION & PRODUCTION - 2.4%
   108,000     Key Energy Services, Inc. (i)      1,765,800
     2,192     Trico Marine Services, Inc. (i)       81,674
                                            ---------------
                                                  1,847,474
                                            ---------------
HOUSING - BUILDING MATERIALS - 9.1%
     4,930     Owens Corning, Inc. (i)              157,070
    70,329     Trussway Industries, Inc.
               (c) (i)                            6,876,066
                                            ---------------
                                                  7,033,136
                                            ---------------
RETAIL - 0.9%
12,265,769     Home Interiors & Gifts, Inc.
               (b) (i)                              735,946
                                            ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                        4

MARCH 31, 2007                                    RESTORATION OPPORTUNITIES FUND

     SHARES                                    VALUE ($)
    ---------                                 ------------

COMMON STOCKS (CONTINUED)

SERVICE - ENVIRONMENTAL SERVICES - 12.7%
   449,903     Safety-Kleen Systems, Inc. (i)     9,785,390
                                            ---------------
TRANSPORTATION - AUTO - 0.0%
    17,381     Penda Corp. (b) (i)                        0
                                            ---------------
UTILITIES - 6.1%
     8,011     Exelon Corp.                         550,436
    98,855     Mirant Corp. (i)                   3,999,655
     4,533     Portland General Electric Co.        132,368
                                            ---------------
                                                  4,682,459
                                            ---------------

               Total Common Stocks
                 (Cost $14,814,861)              25,681,572
                                            ---------------

     UNITS
    ---------

WARRANTS - 0.1%

CABLE - US CABLE - 0.0%
     1,250     Grande Communications
               Holdings, Inc., expires
               04/01/11 (i)                              13
                                            ---------------
WIRELESS COMMUNICATIONS - 0.1%
   220,000     Clearwire Corp., expires
               08/15/10 (i)                          82,500
                                            ---------------

               Total Warrants
                 (Cost $374,013)                     82,513
                                            ---------------

     SHARES
    ---------

CLAIMS - 0.1%

UTILITIES - 0.1%
 2,400,000     Mirant Corp. (j) (i)                  96,000
                                            ---------------

               Total Claims
                 (Cost $0)                           96,000
                                            ---------------

TOTAL INVESTMENTS - 94.0%                        72,565,304
                                            ---------------
    (cost of $56,879,682) (k)

PREFERRED SHARES AT LIQUIDATION VALUE - (0.5)%     (411,000)
                                            ---------------


OTHER ASSETS & LIABILITIES, NET - 6.5%            5,034,469
                                            ---------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS - 100.0%                            77,188,773
                                            ===============
 ---------------------


(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturities may be substantially less than the stated maturities shown.
(b) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(c)   Affilited issuer and represents an illiquid security. (See Note 9)
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e)   Additional unfunded commitment. (See Note 8).
(f)   Security  exempt from  registration  under Rule 144A of the Securities
      Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2007, this security amounted to $648,750 or 0.84% of net assets. This security has been determined by the investment adviser to be a liquid security.
(g) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2007.
(h)   This issue is under the protection of the Federal bankruptcy court.
(i)   Non-income producing security.
(j) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
(k)   Cost for Federal income tax purposes is $56,879,682.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       5

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31, 2007 (UNAUDITED)                        RESTORATION OPPORTUNITIES FUND


                                                                                                            ($)
                                                                                                     -------------------
ASSETS:
    Investments:
       Unaffiliated issuers, at value (Cost $50,624,744)                                                     61,077,511
       Affliiated issuers, at value (Cost $6,254,938)                                                        11,487,793
                                                                                                     -------------------
   Total investments, at value (Cost $56,879,682)                                                            72,565,304
   Cash                                                                                                       3,703,678
    Foreign currency (Cost $2,092,959)                                                                        2,123,113
   Receivable for:
      Receivable for Investments sold                                                                           655,750
      Dividend and interest receivable                                                                        1,261,396
   Other assets                                                                                                  13,227
                                                                                                     -------------------
         Total assets                                                                                        80,322,468
                                                                                                     -------------------

LIABILITIES:
   Accumulated undeclared distributions to Preferred Shareholders (Note 2)                                        8,107
   Payables for:
      Investments purchased                                                                                   2,400,000
      Investment advisory fee payable (Note 4)                                                                  275,518
   Accrued expenses and other liabilities                                                                        39,070
   Series P Preferred Shares ($1,000 net asset and liquidation value per share,
        aggregate of 411 shares issued and outstanding)                                                         411,000
                                                                                                     -------------------
         Total liabilites                                                                                     3,133,695
                                                                                                     -------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                                                       77,188,773
                                                                                                     ===================

COMPOSITON OF NET ASSETS
   Par value of common stock (Note 1)                                                                             5,849
   Paid-in capital in excess of par value of common shares                                                   60,119,695
   Undistributed net investment income                                                                          909,052
   Accumulated net realized gain/(loss) on Investments and foreign currency transactions                        438,354
   Net unrealized appreciation/(depreciation) on investments and translation of assets and
   liabilities denominated in foreign currency                                                               15,715,823
                                                                                                     -------------------
NET ASSETS APPLICABLE TO COMMON SHARES, AT VALUE                                                             77,188,773
                                                                                                     ===================

CLASS Z COMMON SHARES
   Net assets                                                                                                77,188,773
   Shares outstanding (unlimited shares authorized)                                                           5,848,739
   Net asset value, offering and redemption price per share (net assets/shares outstanding)                       13.20


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       6

STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------
FOR THE THREE MONTHS ENDED MARCH 31, 2007 (UNAUDITED)                                   RESTORATION OPPORTUNITIES FUND

                                                                                                            ($)
                                                                                                     -------------------
INVESTMENT INCOME:
   Interest from unaffiliated issuers                                                                         1,229,490
   Interest from affiliated issuers (Note 9)                                                                    104,572
   Dividends                                                                                                      5,634
   Securities lending income                                                                                     11,554
                                                                                                     -------------------
         Total investment income                                                                              1,351,250
                                                                                                     -------------------

EXPENSES:
   Investment management fee (Note 4)                                                                           275,518
   Fund administration fee                                                                                       39,039
   Transfer agent fee                                                                                             7,480
   Professional fees                                                                                             15,859
   Directors' fees and expenses (Note 4)                                                                         10,110
   Custodian fee                                                                                                  1,700
   Printing and postage expense                                                                                   1,025
   Miscellaneous expense                                                                                         33,191
                                                                                                     -------------------
         Net expenses                                                                                           383,922
                                                                                                     -------------------
         Net investment income                                                                                  967,328
                                                                                                     -------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain on investments from unaffiliated issuers                                                   826,460
   Net realized gain (loss) on foreign currency transactions                                                     60,394
   Net change in unrealized appreciation/(depreciation) on investments                                        2,254,728
   Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities
      denominated in foreign currency                                                                            38,050
                                                                                                     -------------------
         Net realized and unrealized  gain/(loss) on investments                                              3,179,632
                                                                                                     -------------------

DECLARED DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                                                                   (8,107)
                                                                                                     -------------------
      Net increase in net assets, applicable to common shareholders                                           4,138,853
                                                                                                     ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       7

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND


                                                                                      PERIOD ENDED
                                                                                     MARCH 31, 2007       YEAR ENDED
                                                                                       (UNAUDITED)       DECEMBER 31,
                                                                                           ($)             2006 ($)
                                                                                    ------------------  ----------------
INCREASE IN NET ASSETS:

FROM OPERATIONS
Net investment income                                                                      967,328           3,737,987
Net realized gain on investments from unaffiliated and affiliated issuers and
    foreign currency transactions                                                          886,854            (402,449)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currency and
    unfunded transactions                                                                2,292,778          10,553,320
Distributions to preferred shareholders from net investment income, including
    change in accumulated undeclared distributions                                          (8,107)            (32,880)
                                                                                    ------------------  ----------------
       Net change in net assets from operations                                          4,138,853          13,855,978

DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS
Class Z
   From net investment income                                                                    -          (3,638,148)
                                                                                    ------------------  ----------------
   Total distributions declared to common shareholders                                           -          (3,638,148)

SHARE TRANSACTIONS FROM COMMON SHARES
Class Z
   Distributions reinvested                                                                      -           3,638,132
                                                                                    ------------------  ----------------
   Net increase from share transactions from common shares                                       -           3,638,132
                                                                                    ------------------  ----------------
   Total increase in net assets from common shares                                       4,138,853          13,855,962

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period                                                                     73,049,920          59,193,958
End of period (including undistributed and overdistributed net investment income of
    $909,052 and $(50,169), respectively)                                               77,188,773          73,049,920

CHANGE IN COMMON SHARES
Class Z
   Issued for distributions reinvested                                                           -             291,285
                                                                                    ------------------  ----------------
       Net increase in common shares                                                             -             291,285

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       8

STATEMENT OF CASH FLOWS
----------------------------------------------------------------------------------------------------------------------------------
FOR THE THREE MONTHS ENDED MARCH 31, 2007 (UNAUDITED)                                             RESTORATION OPPORTUNITIES FUND


                                                                                                            ($)
                                                                                                     -------------------
CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income                                                                                        967,328

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH AND FOREIGN CURRENCY USED FOR
OPERATING ACTIVITIES
   Purchase of investments securities                                                                      (11,826,643)
   Proceeds from disposition of investment securities                                                        13,347,301
   Decrease in receivable for securities lending                                                              2,827,200
   Increase in dividends, interest and fees receivable                                                        (262,828)
   Decrease in other assets                                                                                      32,908
   Net amortization/(accretion) of premium/(discount)                                                         (174,946)
   Decrease in payable upon receipt of securites loaned                                                     (2,827,200)
   Increase in receivable for investments sold                                                                (655,750)
   Increase in payable for investments purchased                                                              2,400,000
   Increase in payable for undeclared distributions to Preferred Shareholders                                     8,107
   Decrease in payables to related parties                                                                  (2,509,895)
   Increase in mark-to-market on realized and unrealized gain/(loss) on foreign currency                         38,003
   Decrease in other liabilities                                                                               (18,866)
                                                                                                     -------------------
         Net cash flow from operating activities                                                              1,344,719
                                                                                                     -------------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Distributions to Preferred Shareholders from net investment income                                           (8,107)
                                                                                                     -------------------
         Net cash flow provided by financing activities                                                         (8,107)
                                                                                                     -------------------
         Net increase in cash                                                                                 1,336,612
                                                                                                     -------------------

CASH
   Beginning of the period                                                                                    4,490,179
    End of the period                                                                                         5,826,791
                                                                                                     ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       9

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                  RESTORATION OPPORTUNITIES FUND


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:




                                                                           PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                                                           MARCH 31, 2007    DECEMBER 31,    DECEMBER 31,
CLASS Z SHARES PER SHARE OPERATING PERFORMANCE:                              (UNAUDITED)         2006           2005 (A)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $      12.49      $    10.65      $     10.00

-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                           0.16            0.66             0.38
   Net realized and unrealized gain on investments                                 0.55            1.84             0.83

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
   Dividends from net investment income to preferred shareholders                    --           (0.01)              --(b)
                                                                           ------------      ----------      -----------
     Total from investment operations, applicable to common shareholders           0.71            2.49             1.21
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   From net investment income                                                        --           (0.65)           (0.39)
   From return of capital                                                            --              --            (0.01)
   From net realized gains                                                           --              --            (0.16)
                                                                           ------------      ----------      -----------
     Total distributions declared to common shareholders                             --           (0.65)           (0.56)

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $      13.20      $    12.49      $     10.65
Total return (c)                                                                   5.68%(d)       23.43%           12.08%(d)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT END OF PERIOD:
Net assets, end of period (000's)                                          $     77,189      $   73,050      $    59,194
Ratios based on net assets of common shares
   Net expenses                                                                    2.09%           6.00%            5.90%
   Net investment income (e)                                                       5.28%           5.75%            6.48%

COMMON AND PREFERRED SHARE INFORMATION AT END OF PERIOD:
Ratios based on net assets of common and preferred shares
   Net expenses                                                                    2.08%           5.96%            5.85%
   Net investment income                                                           5.20%           5.66%            6.37%
   Portfolio turnover                                                             18.35%(d)       72.54%           50.37%(d)

PREFERRED SHARE INFORMATION AT END OF PERIOD:
Aggregate amount outstanding, end of period (000's)                        $        411      $      411      $       411
Asset coverage per share (f)                                               $    188,807      $  177,737      $   145,024

----------------------------------------------------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.
(b) Represents less than $0.005 per common share equivalent.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) Net investment income ratio does not reflect payment to preferred shareholders. The ratio reflecting such payment was 5.70% and 6.42% for the year ended December 31, 2006 and the period ended December 31, 2005, respectively.
(f) Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

10 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited)                        Restoration Opportunities Fund



NOTE 1. ORGANIZATION

Restoration Opportunities Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to achieve high total returns, while minimizing losses.

COMMON SHARES
The Fund may issue an unlimited number of common shares, par value $0.001 per share ("Common Shares"). The Fund offers a single class of Common Shares, Class Z.


PREFERRED SHARES
The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares ("Series P Shares"). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the Liquidation Preference") plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund's operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated but unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.

The Fund is also authorized to issue one share of Series S Preferred Shares ("Special Share"). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the investment management agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share ("Preferred Shares") unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of March 31, 2007, the Special Share had not been issued.

The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

FUND VALUATION
The net asset value of the Fund's Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") or the Board of Trustees, in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the numbers of Common Shares

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited) (continued)            Restoration Opportunities Fund


outstanding. The value of the Fund's net assets available to Common Shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities and (ii) the aggregate liquidation value of its Preferred Shares.


SECURITY VALUATION
In computing the Fund's net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income are distributed each year based on the criteria set forth below. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend. Holders of Common Shares are expected to agree to reinvest all distributions.

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited) (continued)            Restoration Opportunities Fund

OFFERING COSTS
Certain costs incurred in connection with the Fund offering were capitalized and were amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. All such costs are expensed in the Statement of Operations.


STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

ADDITIONAL ACCOUNTING STANDARDS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

At this time, management is evaluating the implications of FIN 48 and SFAS 157 and their impact on the financial statements have not yet been determined.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

At December 31, 2006, the Fund had $143,532 of accumulated capital losses available to offset future gains, if any, which will expire on December 31, 2014.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

                 Distributions paid from:         2006            2005
                 Ordinary income*             $3,665,191       $2,916,379
                 -----------------------------------------------------------
                 Long-term capital gains          --                --
                 Return of Capital                 5,837           51,333
               * For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited) (continued)            Restoration Opportunities Fund

As of December 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                 Accumulated
                  Capital         Undistributed   Undistributed
                 and Other          Ordinary       Long-Term      Net Unrealized
                  Losses             Income       Capital Gains    Appreciation
                 $(495,116)           $--           $--            $13,423,045


Unrealized appreciation and depreciation at March 31, 2007, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

-------------------------------------------------------------
   Unrealized appreciation                 $      19,672,877
   Unrealized depreciation                       (3,987,255)
                                                 -----------
    Net unrealized appreciation            $      15,685,622
-------------------------------------------------------------

NOTE 4. INVESTMENT MANAGEMENT, CARRIED INTEREST, TRUSTEE, AND OTHER FEES

MANAGEMENT FEE
Highland Capital Management, L.P. is the investment adviser to the Fund and receives an investment management fee (the "Management Fee") of 1.5% per year, calculated and paid quarterly in arrears, of the aggregate net asset value of the Fund ("Net Asset Value"). Net Asset Value shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered "illiquid" if the Investment Adviser reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Adviser could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the fact that the Investment Adviser is an affiliate of the issuer or possesses inside information regarding such issuer.

CARRIED INTEREST FEE
The Carried Interest will be paid as a fee. The Carried Interest is an amount (payable annually) such that after receipt thereof the Investment Manager will have received from the Company 20% of the realized and unrealized cumulative total return of the Company on its assets attributable to the Common Shares and the Special Share. The Carried Interest shall be payable as of December 31 of each year and shall be paid not later than completion of the audit of the Company for such year. If there is positive return through any interim month in excess of the high watermark described below, the Company will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full ("High Watermark Provision"). For the avoidance of doubt, all total return (positive or negative) will be determined in dollars (the percentage figure in connection with recoupment of negative return being utilized solely to calculate the dollar amount of negative return required to be recouped). For purposes of all Carried Interest calculations, illiquid assets (as defined for purposes of the Management Fee) will be valued at the lesser of cost or fair market value (as determined by the Investment Manager in good faith). Such amounts outlined above and paid to the Investment Manager are referred to herein as the "Carried Interest."

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its Trustees and Officers who are "interested persons" (as defined in the 1940 Act) of the Fund and employees of the Investment Adviser. The Fund pays each Trustee who is not an interested person (as defined in the 1940 Act) of the Fund an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited) (continued)            Restoration Opportunities Fund

NOTE 5. PORTFOLIO INFORMATION

For the period ended March 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $11,826,643 and $13,347,301, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund may make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months ("Repurchase Offers") at the option of the Board. As of March 31, 2007, the Fund has not made a Repurchase Offer.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the "Selling Participant"), not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At March 31, 2007, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of March 31, 2007, the Fund had an unfunded loan commitment of $11,517, which could be extended at the option of the borrower, pursuant to the following loan agreement:

--------------------------------------------------------
BORROWER                       UNFUNDED LOAN COMMITMENT
Penda Corp.                            $11,517
--------------------------------------------------------


The change in unrealized gain (loss) on the unfunded commitment is recorded in the Statement of Operations.

NOTE 9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At March 31, 2007, the Fund owned 70,329 common shares of Trussway Industries, Inc. purchased at a cost of $1,643,211 and having a value of $6,876,066. In addition, the Fund owned $4,611,727 of senior loan notes of Trussway Industries, Inc., purchased at a cost of 4,611,727. Trussway Industries, Inc. generated interest income of $104,572 during the period ended March 31, 2007. The fair value of these investments are based on analysis performed by a third party obtained by management.


NOTE 10. SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited) (continued)            Restoration Opportunities Fund

amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of March 31, 2007, there were no securities on loan.

NOTE 11. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK
Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

ILLIQUIDITY OF INVESTMENTS
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser's assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

CARRIED INTEREST RISK
The Carried Interest may create an incentive for the Investment Adviser or its affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Adviser to use leverage to increase the return on the Fund's investments. If the Investment Adviser acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Adviser might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Adviser is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.

FOREIGN SECURITIES
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and

NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited) (continued)            Restoration Opportunities Fund

foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

SIGNIFICANT SHAREHOLDERS
At March 31, 2007, two shareholders ("significant shareholders") owned 88.1% of the net assets applicable to Common Shares. The Fund will not accept any other subscription for Common Shares without the consent of the Board of Trustees and the written consent of the significant shareholder.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153



The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Restoration Opportunities
Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about the Fund's Trustees and is available upon request without charge by calling 1-877-665-1287.


18 |